UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2017

Date of reporting period:  May 31, 2017

Item 1. Schedule of Investments.

Morgan Dempsey Small/Micro Cap Value Fund
Schedule of Investments
May 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.63%
Adhesives, Coatings, Sealants & Paints - 0.58%
CSW Industrials, Inc. (a)	3,405	$120,197
Aerospace/Defense - 2.86%
Cubic Corp.	4,696	217,660
Espey Manufacturing & Electronics Corp.	6,077	140,348
SIFCO Industries, Inc. (a)	31,660	237,450
		595,458
Agriculture & Dairy Farms - 1.10%
Cal-Maine Foods, Inc. (a)	6,177	229,784
Ammunition & Explosive Ordnance - 1.72%
National Presto Industries, Inc.	3,374	359,162
Athletic Sporting Goods - 1.42%
Johnson Outdoors, Inc. - Class A	6,890	295,857
Building Products & Supply - 1.85%
Apogee Enterprises, Inc.	7,229	385,161
Casinos & Gaming - 1.56%
Monarch Casino & Resort, Inc. (a)	10,751	324,143
Chemicals - 0.66%
Oil-Dri Corp. of America	3,956	136,363
Chemicals - Specialty - 0.85%
Hawkins, Inc.	3,769	177,331
Cinema Theater Exhibitors - 4.56%
Marcus Corp.	28,804	950,532
Commercial Banks - Community - 6.77%
Ames National Corp.	7,640	226,526
Auburn National Bancorporation, Inc.	826	29,042
Bar Harbor Bankshares	7,305	210,895
Eagle Bancorp Montana, Inc.	7,928	146,668
First of Long Island Corp.	7,785	211,349
German American Bancorp, Inc.	10,436	324,038
Hingham Institution for Savings	1,483	261,364
		1,409,882
Construction & Engineering Services - 4.23%
Granite Construction, Inc.	18,774	879,750
Construction & Mining Machinery - 1.74%
Astec Industries, Inc.	6,488	363,133
Containers - Metal, Glass & Plastic - 1.31%
AptarGroup, Inc.	3,202	272,202
Crane Hoist & Chains - 1.68%
Columbus McKinnon Corp.	12,543	350,451
Electrical Equipment & Welding - 0.90%
Lincoln Electronic Holdings, Inc.	2,084	186,268
Electrical Power Equipment & Grid Infrastructure - 0.48%
Powell Industries, Inc.	3,009	99,086
Electronic Circuit Board - 1.17%
Kimball Electronics, Inc. (a)	13,984	243,322
Electronic Equipment & Instruments - 0.77%
Badger Meter, Inc.	4,076	159,779
Engines & Transmissions - 1.56%
Twin Disc, Inc. (a)	18,166	325,171
Fork Trucks & Lifts - 1.36%
Hyster-Yale Materials Handling, Inc. - Class A	3,794	283,146
Grocery Retail - 3.82%
Weis Markets, Inc.	15,390	794,432
Guns & Accessories - 5.79%
Sturm, Ruger & Co., Inc.	18,916	1,204,948
Health Care - Equipment - 4.18%
ICU Medical, Inc. (a)	1,891	305,018
Merit Medical Systems, Inc. (a)	8,490	301,395
Utah Medical Products, Inc.	3,910	262,752
		869,165
Health Care - Supplies - 1.31%
Atrion Corp.	494	272,515
Health Safety & Protective Supply - 5.02%
Lakeland Industries, Inc. (a)	10,470	120,405
MSA Safety, Inc.	11,407	925,108
		1,045,513

Home Furniture - 1.75%
Hooker Furniture Corp.	8,496	364,478
Hydraulic Equipment - 1.00%
Sun Hydraulics Corp.	4,868	208,302
Insurance - Property/Casualty - 0.96%
Baldwin & Lyons, Inc. - Class B	4,768	113,478
United Fire Group, Inc.	1,990	86,068
		199,546
Laboratories Equipment & Furniture - 0.34%
Kewaunee Scientific Corp.	3,127	71,765
Lighting Equipment & Supply - 1.24%
LSI Industries, Inc.	29,137	257,280
Machine Tool & Design - 1.05%
Hardinge, Inc.	18,114	219,179
Meat Poultry & Fish - 1.37%
Sanderson Farms, Inc.	2,398	284,643
Metal Fabrication - 0.79%
Ampco-Pittsburgh Corp.	10,415	163,515
Metal Pipelines & Tubes - 0.71%
Synalloy Corp. (a)	12,509	146,981
Oil & Gas Drilling Equipment - 2.21%
Dril-Quip, Inc. (a)	6,673	330,980
Gulf Island Fabrication, Inc.	13,926	128,816
		459,796
Oil & Gas Exploration/Production - 1.34%
Unit Corp. (a)	15,632	278,719
Oil & Gas Field Services - 1.80%
CARBO Ceramics, Inc. (a)	16,005	121,158
Oil States International, Inc. (a)	2,940	85,995
RPC, Inc.	8,898	167,193
		374,346
Packaged Foods - 5.34%
Flowers Foods, Inc.	9,367	173,102
J & J Snack Foods Corp.	7,205	937,371
		1,110,473
Pipe Insulation & Coatings - 0.53%
Perma-Pipe International Holdings, Inc. (a)	14,279	110,662
Pumps & Pumping Equipment - 5.12%
Franklin Electric Co, Inc.	2,618	100,008
Gorman-Rupp Co.	40,084	964,821
		1,064,829
Rail Road Equipment & Rolling Stock - 0.58%
FreightCar America, Inc.	7,237	121,292
Research Publishing - 0.13%
Value Line, Inc.	1,549	26,999
Retail - Apparel - 0.51%
Duluth Holdings, Inc. - Class B (a)	5,428	105,955
Retail - Specialty - 0.70%
Buckle, Inc.	5,959	101,303
Zumiez, Inc. (a)	3,063	43,648
		144,951
RV, Motor Home & Trailer - 1.08%
Thor Industries, Inc.	2,472	223,790
Semiconductor Chemicals & Supply - 3.79%
Cabot Microelectronics Corp.	3,707	279,841
KMG Chemicals, Inc.	6,360	355,716
Park Electrochemical Corp.	9,095	153,706
		789,263
Semiconductor Equipment - 1.20%
MKS Instruments, Inc.	3,052	249,501
Structural Metal, Plate Work, & Sheet Metal - 1.34%
LB Foster Co. - Class A	15,509	278,387
Tools & Hardware - 0.16%
LS Starrett Co. - Class A	3,785	33,687
Tow Truck & Wreckers - 0.71%
Miller Industries, Inc.	5,754	147,302

Trucking FTL/LTL - 0.65%
Marten Transport Ltd.	5,480	135,630
Valves, Fluid Power & Control Equipment - 0.98%
Graham Corp.	9,763	204,340
TOTAL COMMON STOCKS (Cost $18,051,608)		$20,108,362

SHORT-TERM INVESTMENTS - 3.40%
Money Market Funds - 3.40%
STIT-Treasury Obligations Portfolio, Institutional Class, 0.610% (b)	708,220	708,220

Total Investments (Cost $18,759,828) - 100.03%		20,816,582
Liabilities in Excess of Other Assets - (0.03%)		(5,377)
TOTAL NET ASSETS - 100.00%		$20,811,205

(a)	Non-income producing security.
(b)	Seven day yield as of May 31, 2017.

Industry classifications are determined by Morgan Dempsey Capital Management, LLC. and may reference data from sources such as Global Industry Classification Codes (GICS). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows*:

Cost of investments	$18,759,828
Gross unrealized appreciation	4,360,060
Gross unrealized depreciation	(2,303,306)
Net unrealized appreciation	$2,056,754

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Morgan Dempsey Small/Micro Cap Value Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund became effective on April 30, 2010 and commenced operations on December 31, 2010.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.   If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value  pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer.  Any discount or premium is accreted or amortized using the constant yield 2 method until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.   Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Summary of Fair Value Exposure at May 31, 2017

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2017, in valuing the Fund’s investments carried at fair value:

	Level 1 (1)	Level 2 (1)	Level 3	Total
Equity
Common Stock*	$19,968,014	$140,348	$-	$20,108,362
Short-Term Investments	708,220	-	-	708,220
Total Investments in Securities	$20,676,234	$140,348	$-	$20,816,582

The Fund held no Level 3 securities during the period ended May 31, 2017.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period.  For the period ended May 31, 2017 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

Transfers between Levels are recognized as of the beginning and end of the fiscal year. Transfers as of May 31, 2017 are summarized in the table below:

Transfers into Level 1	$-
Transfers out of Level 1	(140,348)
Net transfers in and/or out of Level 1	$(140,348)

Transfers into Level 2	$140,348
Transfers out of Level 2	-
Net transfers in and/or out of Level 2	$140,348

(1) Transfers between levels resulted from securities priced previously with an official close price (Level 1 securities) or on days where there has been no sale on such exchange or on NASDAQ the security is valued at the mean price between the most recent bid and asked prices (Level 2 securities).

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
  John Buckel, President

Date  7/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date  7/24/2017

By (Signature and Title)*   /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date  7/24/2017

* Print the name and title of each signing officer under his or her signature.